EMPLOYEE BENEFIT PLANS - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (FY) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) arising during the year	$ (84)
Effect of exchange rates	0
Amortization or curtailment recognition of prior service cost	(1,519)
Amortization or settlement recognition of net loss (gain)	1,225
Total recognized in other comprehensive income (loss)	(378)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(317)
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) arising during the year	2,477
Effect of exchange rates	0
Amortization, settlement, or curtailment recognition of net transition obligation	0
Amortization or curtailment recognition of prior service cost	3
Amortization or settlement recognition of net loss (gain)	989
Total recognized in other comprehensive income (loss)	3,469
Total recognized in net periodic benefit cost and other comprehensive income (loss)	2,442
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) arising during the year	(131)
Effect of exchange rates	16
Amortization or curtailment recognition of prior service cost	(7)
Amortization or settlement recognition of net loss (gain)	(23)
Total recognized in other comprehensive income (loss)	(145)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(53)
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net gain (loss) arising during the year	3,683
Effect of exchange rates	(4,945)
Amortization, settlement, or curtailment recognition of net transition obligation	768
Amortization or curtailment recognition of prior service cost	27
Amortization or settlement recognition of net loss (gain)	2,846
Total recognized in other comprehensive income (loss)	2,379
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 1,100